CONSOLIDATED BUSINESS SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 ARS ($) Segment	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Operating segments [Abstract]
Revenues	$ 88,976,328	$ 84,333,261	$ 99,790,386
Cost of sales	(47,662,553)	(41,608,125)	(50,089,910)
Administrative expenses	(2,564,806)	(2,540,034)	(2,589,826)
Selling expenses	(4,794,605)	(4,479,561)	(6,246,072)
Other operating results (expenses) / income	128,816	150,684	(262,057)
Impairment of PPE	0	(4,700,407)	0
Operating profit	34,083,180	31,155,818	40,602,521
Depreciation of property, plant and equipment	(9,610,783)	(9,299,865)	(7,594,226)
Identifiable assets	208,179,728	194,102,435
Identifiable liabilities	87,586,957	94,440,741
Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues		35,473,714
Impairment of PPE	$ (4,700,407,000)
Reportable Segments [Member]
Operating segments [Abstract]
Number of reportable segments | Segment	4
Reportable Segments [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	$ 24,502,882	35,473,714	46,483,347
Cost of sales	(15,605,559)	(14,999,923)	(17,811,378)
Administrative expenses	(1,961,181)	(1,874,814)	(2,144,357)
Selling expenses	(1,721,701)	(2,202,715)	(2,760,919)
Other operating results (expenses) / income	(203,701)	(66,624)	(281,373)
Impairment of PPE		(4,700,407)
Operating profit	5,911,106	12,904,084	24,751,141
Depreciation of property, plant and equipment	(7,107,114)	(6,887,092)	(6,161,136)
Identifiable assets	124,521,977	124,910,375
Identifiable liabilities	40,068,239	41,683,373
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Operating segments [Abstract]
Revenues	55,730,775	41,654,904	47,547,304
Cost of sales	(28,892,483)	(23,899,247)	(30,128,415)
Administrative expenses	(340,938)	(383,069)	(296,554)
Selling expenses	(2,509,943)	(1,775,087)	(2,856,792)
Other operating results (expenses) / income	321,809	211,265	6,575
Impairment of PPE		0
Operating profit	24,309,220	15,808,766	14,272,118
Depreciation of property, plant and equipment	(613,390)	(577,768)	(506,992)
Identifiable assets	38,447,372	26,707,018
Identifiable liabilities	10,988,111	8,208,580
Reportable Segments [Member] | Other Services [Member]
Operating segments [Abstract]
Revenues	8,284,497	6,587,852	5,192,071
Cost of sales	(3,744,808)	(3,561,887)	(3,132,625)
Administrative expenses	(239,182)	(263,034)	(125,393)
Selling expenses	(518,558)	(452,460)	(543,314)
Other operating results (expenses) / income	10,318	3,790	7,348
Impairment of PPE		0
Operating profit	3,792,267	2,314,261	1,398,087
Depreciation of property, plant and equipment	(1,890,279)	(1,835,005)	(926,099)
Identifiable assets	44,830,746	42,114,984
Identifiable liabilities	36,425,633	44,440,832
Reportable Segments [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	458,174	616,791	567,664
Cost of sales	(320,069)	(421,921)	(283,313)
Administrative expenses	(23,505)	(19,117)	(23,522)
Selling expenses	(44,403)	(49,299)	(85,047)
Other operating results (expenses) / income	390	2,253	5,395
Impairment of PPE		0
Operating profit	70,587	128,707	181,176
Depreciation of property, plant and equipment	0	0	0
Identifiable assets	379,633	370,058
Identifiable liabilities	104,974	107,956
Eliminations [Member]
Operating segments [Abstract]
Revenues	(900,366)	(1,274,853)	(1,265,821)
Cost of sales	900,366	1,274,853	1,265,821
Administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating results (expenses) / income	0	0	0
Impairment of PPE		0
Operating profit	0	0	0
Depreciation of property, plant and equipment	0	0	0
Eliminations [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	900,366	1,274,853	1,265,821
Eliminations [Member] | Production and Commercialization of Liquids [Member]
Operating segments [Abstract]
Revenues	0	0	0
Eliminations [Member] | Other Services [Member]
Operating segments [Abstract]
Revenues	0	0	0
Eliminations [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	$ 0	$ 0	$ 0